Employee Benefit Plans - Net Pension Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of net pension cost
Service cost - benefits earned during the year	$ 1,692	$ 1,614	$ 1,430
Interest costs on projected benefit obligations	1,072	1,127	1,169
Expected return on plan assets	(1,843)	(1,598)	(1,467)
Expected administrative expenses	104	110	122
Amortization of prior service cost	0	50	79
Amortization of unrecognized net loss	367	164	0
Net periodic pension cost	$ 1,392	$ 1,467	$ 1,333